STOCK-BASED COMPENSATION - Stock option activity (Details) - ¥ / shares						12 Months Ended
	Jan. 02, 2020	Jan. 02, 2019	Mar. 01, 2018	Jan. 02, 2018	Oct. 02, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Tranche 9 [Member]
Grant date						Jan. 02, 2014
Options outstanding						34,500	34,500
Options exercised						0
Options cancelled/expired						(34,500)
Options outstanding						0	34,500	34,500
Options vested and exercisable							34,500
Weighted average fair value at the grant date (USD)						¥ 6.50
Tranche 10 [Member]
Grant date						Jan. 02, 2015
Options outstanding						19,500
Options exercised						0
Options cancelled/expired						(19,500)		(19,500)
Options outstanding						0	19,500
Options vested and exercisable							19,500
Weighted average fair value at the grant date (USD)						¥ 7.50
Tranche 11 [Member]
Grant date						Jan. 04, 2016
Options outstanding						13,500	13,500
Options exercised						0
Options outstanding						13,500	13,500	13,500
Options vested and exercisable						13,500	13,500
Weighted average fair value at the grant date (USD)						¥ 9.00
Tranche 12 [Member]
Grant date						Apr. 19, 2016
Options outstanding						60,000	60,000
Options exercised						0
Options outstanding						60,000	60,000	60,000
Options vested and exercisable						60,000	60,000
Weighted average fair value at the grant date (USD)						¥ 15.40
Tranche 13 [Member]
Grant date						May 16, 2016
Options outstanding						20,000	20,000
Options exercised						0
Options outstanding						20,000	20,000	20,000
Options vested and exercisable						20,000	20,000
Weighted average fair value at the grant date (USD)						¥ 12.40
Tranche 14 [Member]
Grant date						Aug. 03, 2016
Options outstanding						20,000	20,000
Options exercised						0
Options outstanding						20,000	20,000	20,000
Options vested and exercisable						20,000	20,000
Weighted average fair value at the grant date (USD)						¥ 14.40
Tranche 15 [Member]
Grant date						Jan. 03, 2017
Options outstanding						18,000	18,000
Options exercised						0
Options outstanding						18,000	18,000	18,000
Options vested and exercisable						18,000	18,000
Weighted average fair value at the grant date (USD)						¥ 4.00
Tranche 16 [Member]
Grant date						Oct. 02, 2017
Options outstanding						2,500	2,500
Number of options granted					2,500
Options exercised						0
Options outstanding						2,500	2,500	2,500
Options vested and exercisable						2,500	2,500
Weighted average fair value at the grant date (USD)						¥ 7.70
Tranche 17 [Member]
Grant date						Dec. 22, 2017
Options outstanding						8,800	8,800
Options exercised						0
Options outstanding						8,800	8,800	8,800
Options vested and exercisable						8,800	8,800
Weighted average fair value at the grant date (USD)						¥ 4.40
Tranche 18 [Member]
Grant date						Jan. 02, 2018
Options outstanding						29,000	29,000
Number of options granted				29,000
Options exercised						0
Options outstanding						29,000	29,000	29,000
Options vested and exercisable						29,000	29,000
Weighted average fair value at the grant date (USD)						¥ 5.10
Tranche 19 [Member]
Grant date						Mar. 01, 2018
Options outstanding						20,000	20,000
Number of options granted			20,000
Options exercised						0
Options outstanding						20,000	20,000	20,000
Options vested and exercisable						20,000	20,000
Weighted average fair value at the grant date (USD)						¥ 5.10
Tranche 20 [Member]
Grant date						Jan. 02, 2019
Options outstanding						36,000	0
Number of options granted		36,000					36,000
Options exercised						0
Options outstanding						36,000	36,000	0
Options vested and exercisable						36,000	36,000
Weighted average fair value at the grant date (USD)						¥ 4.00
Tranche 21 [Member]
Grant date						Jan. 02, 2020
Options outstanding						38,000	0
Number of options granted	38,000						38,000
Options exercised						0
Options outstanding						38,000	38,000	0
Options vested and exercisable						38,000	38,000
Weighted average fair value at the grant date (USD)						¥ 2.50